Segment reporting - Summary of Operating Results Based on Segments (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	€ 655,295	€ 667,010	€ 1,320,658	€ 908,019	€ 476,040
Direct and marketing expenses	(466,417)	(448,062)	(896,494)	(612,689)	(430,984)
Other Operating Income	5,293	4,997	8,042	0	0
Transaction fees	(21,611)	0
General and administrative expenses	(72,455)	(79,060)	(149,859)	(114,538)	(69,967)
Depreciation and amortization expense	(31,169)	(41,981)	(83,560)	(55,407)	(30,460)
Profit (Loss) from operations	68,936	102,904	198,787	125,385	(55,371)
Adjusted EBITDA	125,092	144,885	289,454	180,792	(24,911)
Betway
Disclosure of operating segments [line items]
Revenue	365,675	342,500	687,752	394,525	346,015
Direct and marketing expenses	(301,322)	(251,449)	(511,708)	(310,547)	(346,959)
Other Operating Income	3,644	158	5,090
Transaction fees	(825)
General and administrative expenses	(35,462)	(43,704)	(71,550)	(38,984)	(45,783)
Depreciation and amortization expense	(10,528)	(23,970)	(49,528)	(24,602)	(19,772)
Profit (Loss) from operations	21,182	23,535	60,056	20,392	(66,499)
Adjusted EBITDA	32,535	47,504	109,584	44,993	(46,727)
Spin
Disclosure of operating segments [line items]
Revenue	289,620	324,510	632,906	513,494	130,025
Direct and marketing expenses	(165,588)	(190,738)	(381,223)	(302,058)	(84,025)
Other Operating Income	1,311	4,839	587
Transaction fees	0
General and administrative expenses	(32,180)	(43,689)	(57,678)	(71,082)	(24,184)
Depreciation and amortization expense	(16,558)	(17,475)	(33,107)	(30,804)	(10,689)
Profit (Loss) from operations	76,605	77,447	161,485	109,550	11,127
Adjusted EBITDA	93,163	94,923	194,592	140,354	21,816
Other
Disclosure of operating segments [line items]
Revenue	0	0	0	0	0
Direct and marketing expenses	493	(5,875)	(3,563)	(84)	0
Other Operating Income	338	0	2,365
Transaction fees	(20,786)
General and administrative expenses	(4,813)	8,333	(20,631)	(4,472)	0
Depreciation and amortization expense	(4,083)	(536)	(925)	(1)	0
Profit (Loss) from operations	(28,851)	1,922	(22,754)	(4,557)	0
Adjusted EBITDA	€ (606)	€ 2,458	€ (14,722)	€ (4,555)	€ 0